Ownership - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership percentage	5.00%
T Rowe Price Associates Inc [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	T. Rowe Price Associates, Inc., USA
Entities affiliated with RA capital management LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with RA Capital Management, LLC, USA
Entities affiliated with Artisan Partners Limited Partnership [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Artisan Partners Limited Partnership, USA
Entities affiliated with FMR LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with FMR LLC, USA
Baker Bros. advisors LP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Baker Bros. Advisors LP, USA
Entities affiliated with Wellington Management Group LLP [Member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Wellington Management Group LLP, USA
Entities affiliated with Janus Henderson Group plc [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Janus Henderson Group plc, United Kingdom